Product Warranties (Tables)	12 Months Ended
Mar. 31, 2013
Summary of Changes in Product Warranty Provision

The following are the changes in the product warranty provision:

	Years Ended 31 March
(Millions of US dollars)	2013	2012	2011

Balance at beginning of period	$27.0	$26.2	$24.9
Accruals for product warranties	12.1	13.1	9.1
Settlements made in cash or in kind	(12.0)	(12.3)	(7.8)

Balance at end of period	$27.1	$27.0	$26.2